Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.7%
107,130	iShares Core S&P Small-Cap ETF	$ 11,382,563	2.9
80,287	iShares Russell 1000 Growth ETF	22,404,890	5.8
130,042	Schwab U.S. TIPS ETF	8,014,488	2.1
151,591	Vanguard Global ex-U.S. Real Estate ETF	8,013,100	2.0
105,745	Vanguard Real Estate ETF	11,234,349	2.9

	Total Exchange-Traded Funds
	(Cost $61,185,160)	61,049,390	15.7

MUTUAL FUNDS: 82.2%
	Affiliated Investment Companies: 67.2%
1,327,004	Voya Floating Rate Fund - Class I	11,996,112	3.1
3,076,138	Voya Global Bond Fund - Class R6	27,592,956	7.1
4,045,310	Voya High Yield Bond Fund - Class R6	31,593,871	8.1
4,709,600	Voya Intermediate Bond Fund - Class R6	47,190,196	12.2
1,320,662	Voya Large Cap Value Fund - Class R6	17,591,224	4.5
307,228	(1) Voya MidCap Opportunities Fund - Class R6	7,127,685	1.8
1,029,593	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,757,952	3.0
2,845,126	Voya Multi-Manager International Equity Fund - Class I	30,784,265	7.9
5,290,798	Voya Multi-Manager International Factors Fund - Class I	50,262,586	12.9
761,450	Voya Multi-Manager Mid Cap Value Fund - Class I	7,751,563	2.0
1,536,772	Voya U.S. High Dividend Low Volatility Fund - Class R6	17,688,245	4.6
		261,336,655	67.2

	Unaffiliated Investment Companies: 15.0%
1,177,734	TIAA-CREF S&P 500 Index Fund - Institutional Class	58,180,082	15.0

	Total Mutual Funds
	(Cost $327,827,021)	319,516,737	82.2

PURCHASED OPTIONS (2): 0.0%
	Total Purchased Options
	(Cost $33,484)	$ 33,484	0.0

	Total Long-Term Investments
	(Cost $389,045,665)	380,599,611	97.9

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
2,557,713	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,557,713)	2,557,713	0.7

	Total Short-Term Investments
	(Cost $2,557,713)	2,557,713	0.7

	Total Investments in Securities (Cost $391,603,378)	$ 383,157,324	98.6
	Assets in Excess of Other Liabilities	5,414,338	1.4
	Net Assets	$ 388,571,662	100.0

(1)	Non-income producing security.
(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of January 31, 2022.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,049,390	$–	$–	$61,049,390
Mutual Funds	319,516,737	–	–	319,516,737
Purchased Options	–	33,484	–	33,484
Short-Term Investments	2,557,713	–	–	2,557,713
Total Investments, at fair value	$383,123,840	$33,484	$–	$383,157,324
Other Financial Instruments+
Forward Foreign Currency Contracts	–	619,658	–	619,658
Futures	296,378	–	–	296,378
OTC Swaps	–	373,902	–	373,902
Total Assets	$383,420,218	$1,027,044	$–	$384,447,262
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(661,930)	$–	$(661,930)
Futures	(2,264,899)	–	–	(2,264,899)
OTC Swaps	–	(1,903,794)	–	(1,903,794)
Written Options	–	(362,317)	–	(362,317)
Total Liabilities	$(2,264,899)	$(2,928,041)	$–	$(5,192,940)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/22	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,411,899	$111,937	$(454,749)	$(72,975)	$11,996,112	$111,937	$6,576	$-
Voya Global Bond Fund - Class R6	28,832,501	397,120	(557,537)	(1,079,128)	27,592,956	317,264	(5,232)	-
Voya High Yield Bond Fund - Class R6	41,374,501	506,925	(8,472,147)	(1,815,408)	31,593,871	506,897	779,295	-
Voya Intermediate Bond Fund - Class R6	41,331,454	8,586,791	(1,571,890)	(1,156,159)	47,190,196	243,307	19,638	-
Voya Large Cap Value Fund - Class R6	18,538,116	2,267,014	(972,603)	(2,241,303)	17,591,224	48,909	38,451	2,218,106
Voya MidCap Opportunities Fund - Class R6	8,350,171	1,811,474	(182,192)	(2,851,768)	7,127,685	-	16,787	1,343,576
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,153,925	2,327,511	(135,456)	(2,588,028)	11,757,952	250,570	(1,863)	1,681,854
Voya Multi-Manager International Equity Fund - Class I	32,730,073	6,469,742	(349,579)	(8,065,971)	30,784,265	449,937	31,645	5,546,479
Voya Multi-Manager International Factors Fund - Class I	53,072,307	7,290,930	(1,574,784)	(8,525,867)	50,262,586	2,165,196	39,566	5,125,733
Voya Multi-Manager Mid Cap Value Fund - Class I	8,165,013	1,155,911	(359,137)	(1,210,224)	7,751,563	104,666	10,685	1,051,245
Voya U.S. High Dividend Low Volatility Fund - Class R6	18,563,376	4,575,498	(989,835)	(4,460,794)	17,688,245	95,411	61,222	4,480,087
	$275,523,336	$35,500,853	$(15,619,909)	$(34,067,625)	$261,336,655	$4,294,094	$996,770	$21,447,080

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 10,995,541	CHF 10,100,000	BNP Paribas	02/03/22	$95,803
USD 4,849,214	GBP 3,600,000	Brown Brothers Harriman & Co.	02/03/22	7,607
USD 12,331,202	SGD 16,700,000	Goldman Sachs International	02/04/22	(30,360)
EUR 23,800,000	USD 26,867,201	Morgan Stanley Capital Services LLC	02/03/22	(128,732)
SEK 193,500,000	USD 21,228,523	Morgan Stanley Capital Services LLC	02/03/22	(477,136)
USD 16,085,427	NZD 23,700,000	Morgan Stanley Capital Services LLC	02/03/22	491,078
USD 13,148,704	JPY 1,516,100,000	Morgan Stanley Capital Services LLC	02/03/22	(25,702)
CAD 9,500,000	USD 7,448,375	UBS AG	02/03/22	25,170
				$(42,272)

At January 31, 2022, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	224	03/18/22	$50,447,600	$(2,218,026)
			$50,447,600	$(2,218,026)
Short Contracts:
Euro STOXX 50®	(440)	03/18/22	(20,479,486)	140,705
MSCI Emerging Markets Index	(283)	03/18/22	(17,330,920)	(46,873)
U.S. Treasury 5-Year Note	(118)	03/31/22	(14,065,969)	155,673
			$(51,876,375)	$249,505

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate		Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	At Maturity	SOFRRATE + 0.345%		At Maturity	Morgan Stanley Capital Services LLC	02/01/22	USD	17,698,945	$373,902	$–	$373,902
Pay	iShares S&P 500 Growth ETF	At Maturity	SOFRRATE + 0.38%		At Maturity	Morgan Stanley Capital Services LLC	02/01/22	USD	17,698,956	(1,613,628)	–	(1,613,628)
Receive	JPMorgan JPUSVCO1 Index (2)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	10,773,902	(64,758)	–	(64,758)
Receive	JPMorgan JPUSVCO2 Index (3)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	18,388,356	(165,451)	–	(165,451)
Receive	JPMorgan JPUSVCO2 Index (4)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	478,534	(4,306)	–	(4,306)
Receive	JPMorgan JPUSVCO1 Index (5)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	198,003	(1,190)	–	(1,190)
Receive	JPMorgan JPUSVCO1 Index (6)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	194,381	(1,099)	–	(1,099)
Receive	JPMorgan JPUSVCO2 Index (7)	Quarterly	(0.06%	)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD	293,799	(1,669)	–	(1,669)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (8)	Quarterly	(0.10%	)	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	192,278	(713)	–	(713)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (9)	Quarterly	(0.10%	)	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	96,104	(476)	–	(476)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (10)	Quarterly	0.00%		Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	10,810,884	(21,008)	(42,016)	21,008
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (11)	Quarterly	0.00%		Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	7,905,586	(28,391)	–	(28,391)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (12)	Quarterly	0.00%		Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	199,400	(716)	–	(716)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (13)	Quarterly	0.00%		Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD	200,028	$(389)	$–	$(389)
										$(1,529,892)	$(42,016)	$(1,487,876)

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(2) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$1,698,283	15.76%

Written Call Options
S&P 500® Index, Strike Price $4,650, expires 2/18/22	(39,516)	(0.37%)

Cash	9,115,135	84.60%
Total Notional Amount	$10,773,902	100%

(3) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$5,387,595	29.30%

Written Call Options
S&P 500® Index, Strike Price $4,540, expires 2/25/22	(213,499)	(1.16%)

Cash	13,214,260	71.86%
Total Notional Amount	$18,388,356	100%

(4) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$140,205	29.30%

Written Call Options
S&P 500® Index, Strike Price $4,540, expires 2/25/22	(5,556)	(1.16%)

Cash	343,885	71.86%
Total Notional Amount	$478,534	100%

(5) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$31,211	15.76%

Written Call Options
S&P 500® Index, Strike Price $4,650, expires 2/18/22	(726)	(0.37%)

Cash	167,518	84.60%
Total Notional Amount	$198,003	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(6) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$30,640	15.76%

Written Call Options
S&P 500® Index, Strike Price $4,650, expires 2/18/22	(713)	(0.37%)

Cash	164,454	84.60%
Total Notional Amount	$194,381	100%

(7) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$86,080	29.30%

Written Call Options
S&P 500® Index, Strike Price $4,540, expires 2/25/22	(3,411)	(1.16%)

Cash	211,130	71.86%
Total Notional Amount	$293,799	100%

(8) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$47,838	24.88%

Written Call Options
S&P 500® Index, Strike Price $4,610, expires 2/18/22	(1,324)	(0.69%)

Cash	145,764	75.81%
Total Notional Amount	$192,278	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(9) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 03/18/22	$12,212	12.71%

Written Call Options
S&P 500® Index, Strike Price $4,515, expires 03/18/22	(92)	(0.10%)
S&P 500® Index, Strike Price $4,535, expires 03/18/22	(82)	(0.09%)
S&P 500® Index, Strike Price $4,540, expires 02/18/22	(46)	(0.05%)
S&P 500® Index, Strike Price $4,545, expires 03/18/22	(77)	(0.08%)
S&P 500® Index, Strike Price $4,595, expires 03/18/22	(58)	(0.06%)
S&P 500® Index, Strike Price $4,600, expires 03/18/22	(56)	(0.06%)
S&P 500® Index, Strike Price $4,610, expires 02/18/22	(22)	(0.02%)
S&P 500® Index, Strike Price $4,655, expires 02/18/22	(14)	(0.01%)
S&P 500® Index, Strike Price $4,700, expires 02/18/22	(7)	(0.01%)
S&P 500® Index, Strike Price $4,735, expires 02/18/22	(6)	(0.01%)
S&P 500® Index, Strike Price $4,765, expires 02/18/22	(4)	(0.01%)
S&P 500® Index, Strike Price $4,770, expires 02/18/22	(3)	(0.01%)
S&P 500® Index, Strike Price $4,775, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,785, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,800, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,810, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,815, expires 02/18/22	(4)	(0.00%)
S&P 500® Index, Strike Price $4,825, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,835, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,855, expires 02/18/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,875, expires 02/18/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,890, expires 02/18/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,895, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,905, expires 02/18/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,915, expires 02/18/22	(1)	(0.00%)
	(492)	(0.51%)

Cash	84,384	87.80%
Total Notional Amount	$96,104	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(10) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$2,689,680	24.88%

Written Call Options
S&P 500® Index, Strike Price $4,610, expires 2/18/22	(74,437)	(0.69%)

Cash	8,195,641	75.81%
Total Notional Amount	$10,810,884	100%

(11) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 03/18/22	$1,004,537	12.71%

Written Call Options
S&P 500® Index, Strike Price $4,515, expires 03/18/22	(7,522)	(0.10%)
S&P 500® Index, Strike Price $4,535, expires 03/18/22	(6,767)	(0.09%)
S&P 500® Index, Strike Price $4,540, expires 02/18/22	(3,821)	(0.05%)
S&P 500® Index, Strike Price $4,545, expires 03/18/22	(6,326)	(0.08%)
S&P 500® Index, Strike Price $4,595, expires 03/18/22	(4,739)	(0.06%)
S&P 500® Index, Strike Price $4,600, expires 03/18/22	(4,595)	(0.06%)
S&P 500® Index, Strike Price $4,610, expires 02/18/22	(1,815)	(0.02%)
S&P 500® Index, Strike Price $4,655, expires 02/18/22	(1,176)	(0.01%)
S&P 500® Index, Strike Price $4,700, expires 02/18/22	(600)	(0.01%)
S&P 500® Index, Strike Price $4,735, expires 02/18/22	(469)	(0.01%)
S&P 500® Index, Strike Price $4,765, expires 02/18/22	(311)	(0.01%)
S&P 500® Index, Strike Price $4,770, expires 02/18/22	(286)	(0.01%)
S&P 500® Index, Strike Price $4,775, expires 02/18/22	(269)	(0.00%)
S&P 500® Index, Strike Price $4,785, expires 02/18/22	(241)	(0.00%)
S&P 500® Index, Strike Price $4,800, expires 02/18/22	(199)	(0.00%)
S&P 500® Index, Strike Price $4,810, expires 02/18/22	(176)	(0.00%)
S&P 500® Index, Strike Price $4,815, expires 02/18/22	(331)	(0.00%)
S&P 500® Index, Strike Price $4,825, expires 02/18/22	(144)	(0.00%)
S&P 500® Index, Strike Price $4,835, expires 02/18/22	(131)	(0.00%)
S&P 500® Index, Strike Price $4,855, expires 02/18/22	(99)	(0.00%)
S&P 500® Index, Strike Price $4,875, expires 02/18/22	(76)	(0.00%)
S&P 500® Index, Strike Price $4,890, expires 02/18/22	(65)	(0.00%)
S&P 500® Index, Strike Price $4,895, expires 02/18/22	(124)	(0.00%)
S&P 500® Index, Strike Price $4,905, expires 02/18/22	(105)	(0.00%)
S&P 500® Index, Strike Price $4,915, expires 02/18/22	(47)	(0.00%)
	(40,434)	(0.51%)

Cash	6,941,483	87.80%
Total Notional Amount	$7,905,586	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(12) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 03/18/22	$25,337	12.71%

Written Call Options
S&P 500® Index, Strike Price $4,515, expires 03/18/22	(190)	(0.10%)
S&P 500® Index, Strike Price $4,535, expires 03/18/22	(171)	(0.09%)
S&P 500® Index, Strike Price $4,540, expires 02/18/22	(96)	(0.05%)
S&P 500® Index, Strike Price $4,545, expires 03/18/22	(159)	(0.08%)
S&P 500® Index, Strike Price $4,595, expires 03/18/22	(119)	(0.06%)
S&P 500® Index, Strike Price $4,600, expires 03/18/22	(116)	(0.06%)
S&P 500® Index, Strike Price $4,610, expires 02/18/22	(46)	(0.02%)
S&P 500® Index, Strike Price $4,655, expires 02/18/22	(30)	(0.02%)
S&P 500® Index, Strike Price $4,700, expires 02/18/22	(15)	(0.01%)
S&P 500® Index, Strike Price $4,735, expires 02/18/22	(12)	(0.01%)
S&P 500® Index, Strike Price $4,765, expires 02/18/22	(8)	(0.01%)
S&P 500® Index, Strike Price $4,770, expires 02/18/22	(7)	(0.00%)
S&P 500® Index, Strike Price $4,775, expires 02/18/22	(7)	(0.00%)
S&P 500® Index, Strike Price $4,785, expires 02/18/22	(6)	(0.00%)
S&P 500® Index, Strike Price $4,800, expires 02/18/22	(5)	(0.00%)
S&P 500® Index, Strike Price $4,810, expires 02/18/22	(4)	(0.00%)
S&P 500® Index, Strike Price $4,815, expires 02/18/22	(8)	(0.00%)
S&P 500® Index, Strike Price $4,825, expires 02/18/22	(4)	(0.00%)
S&P 500® Index, Strike Price $4,835, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,855, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,875, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,890, expires 02/18/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,895, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,905, expires 02/18/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,915, expires 02/18/22	(1)	(0.00%)
	(1,020)	(0.51%)

Cash	175,083	87.80%
Total Notional Amount	$199,400	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

(13) The following table represents the individual positions within the total return swap as of January 31, 2022:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/18/22	$49,765	24.88%

Written Call Options
S&P 500® Index, Strike Price $4,610, expires 2/18/22	(1,377)	(0.69%)

Cash	151,640	75.81%
Total Notional Amount	$200,028	100%

* Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Cost	Fair Value
S&P 500 Index	JPMorgan Chase Bank N.A.	Call	02/28/22	USD	4,696.170	1,196	USD	5,400,598	$33,484	$33,484
									$33,484	$33,484

At January 31, 2022, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500 Index	JPMorgan Chase Bank N.A.	Call	02/28/22	USD	4,515.550	1,196	USD	5,400,598	$118,813	$(118,813)
S&P 500 Index	JPMorgan Chase Bank N.A.	Call	02/28/22	USD	4,628.440	2,392	USD	10,801,196	92,890	(92,890)
S&P 500 Index	UBS AG	Call	02/28/22	USD	4,571.990	2,391	USD	10,796,680	150,614	(150,614)
									$362,317	$(362,317)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $394,256,056.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,004,371
Gross Unrealized Depreciation	(26,178,037)
Net Unrealized Depreciation	$(14,173,666)